Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2025	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000135035
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional
Accumulated Value	$ 1,000,000	$ 1,006,042	$ 1,023,438	$ 1,093,483		$ 1,147,969	$ 1,200,586	$ 1,243,516	$ 1,281,072	$ 1,336,312	$ 1,301,207	$ 1,312,389	$ 1,386,273	$ 1,169,307	$ 1,308,593	$ 1,367,754	$ 1,334,563	$ 1,444,073	$ 1,023,210	$ 1,202,983	$ 1,287,498	$ 1,558,971	$ 1,736,177	$ 1,834,368	$ 1,841,350	$ 1,932,742	$ 1,915,070	$ 1,658,254	$ 1,529,222	$ 1,731,783	$ 1,756,175	$ 1,847,100	$ 1,811,325	$ 2,037,694	$ 2,386,153	$ 2,314,069	$ 2,470,120	$ 2,502,745	$ 2,455,391	$ 2,531,560	$ 2,747,574	$ 2,963,802
C000012417
Account Value [Line Items]
Line Graph and Table Measure Name					Investor
Accumulated Value	10,000	10,058	10,228	10,925		11,463	11,985	12,406	12,777	13,323	12,968	13,074	13,807	11,639	13,022	13,604	13,269	14,350	10,164	11,945	12,779	15,466	17,218	18,184	18,243	19,138	18,952	16,403	15,123	17,116	17,350	18,241	17,874	20,097	23,523	22,803	24,331	24,635	24,160	24,899	27,004	29,118
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	1,000,000	1,013,478	1,038,362	1,078,360		1,119,600	1,187,516	1,224,189	1,279,037	1,364,026	1,353,671	1,400,154	1,508,117	1,304,222	1,482,222	1,546,014	1,572,270	1,714,874	1,378,793	1,662,043	1,810,453	2,030,391	2,155,767	2,340,060	2,353,680	2,613,223	2,493,053	2,091,644	1,989,517	2,139,946	2,300,379	2,501,481	2,419,597	2,702,487	2,987,759	3,115,748	3,299,159	3,378,641	3,234,300	3,588,209	3,879,734	3,982,741
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,135	10,384	10,784		11,196	11,875	12,242	12,790	13,640	13,537	14,002	15,081	13,042	14,822	15,460	15,723	17,149	13,788	16,620	18,105	20,304	21,558	23,401	23,537	26,132	24,931	20,916	19,895	21,399	23,004	25,015	24,196	27,025	29,878	31,157	32,992	33,786	32,343	35,882	38,797	39,827
Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	1,000,000	1,016,379	1,062,963	1,099,960		1,173,403	1,211,750	1,228,043	1,266,304	1,333,737	1,295,950	1,311,186	1,385,972	1,223,476	1,369,491	1,422,141	1,441,419	1,548,203	1,134,369	1,296,477	1,368,986	1,591,486	1,770,607	1,862,823	1,848,294	1,991,908	1,977,215	1,735,784	1,638,277	1,841,762	1,860,292	1,936,091	1,874,815	2,052,877	2,237,341	2,188,880	2,395,289	2,347,841	2,397,986	2,488,799	2,621,447	2,721,296
Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 10,000	$ 10,164	$ 10,630	$ 11,000		$ 11,734	$ 12,117	$ 12,280	$ 12,663	$ 13,337	$ 12,959	$ 13,112	$ 13,860	$ 12,235	$ 13,695	$ 14,221	$ 14,414	$ 15,482	$ 11,344	$ 12,965	$ 13,690	$ 15,915	$ 17,706	$ 18,628	$ 18,483	$ 19,919	$ 19,772	$ 17,358	$ 16,383	$ 18,418	$ 18,603	$ 19,361	$ 18,748	$ 20,529	$ 22,373	$ 21,889	$ 23,953	$ 23,478	$ 23,980	$ 24,888	$ 26,214	$ 27,213